SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

                            SUITE 1820, NORTH TOWER
                        P.O. BOX 189, ROYAL BANK PLAZA
                           TORONTO, ONTARIO M5J 2J4

                                      ___
                                (416) 777-4700
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                            http://www.skadden.com



                                                     March 31, 2005


Via Electronic Transmission
---------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Filing Desk

                      Re:  Pan American Silver Corp.
                           Annual Report on Form 40-F
                           --------------------------

Ladies and Gentlemen:

         Enclosed for filing on behalf of Pan American Silver Corp. (the "Registrant"), pursuant to Rule 13a-1 under the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations thereunder, is the Registrant's Annual Report on Form 40-F for the year ended December 31, 2004 (the "Form 40-F"), together with all exhibits thereto.

         If you have any questions or require any further information with respect to the Form 40-F, please call the undersigned at (416) 777-4700.

                                                     Very truly yours,

                                                     /s/ ERIC SPINDEL

                                                     Eric Spindel